Intangible assets and goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Customer relationships	Dec. 31, 2009 Customer relationships	Dec. 31, 2008 Customer relationships	Dec. 31, 2010 Intellectual property	Dec. 31, 2009 Intellectual property	Dec. 31, 2008 Intellectual property	Dec. 31, 2010 Other	Dec. 31, 2009 Other	Dec. 31, 2008 Other	Dec. 31, 2008 Cat Japan	Dec. 31, 2008 Lovat Inc.	Apr. 30, 2008 Lovat Inc.	Dec. 31, 2008 Other..	Dec. 31, 2010 FCM Rail Ltd.	May 31, 2010 FCM Rail Ltd.	Dec. 31, 2010 GE Transportation's Inspection Products Business	Mar. 31, 2010 GE Transportation's Inspection Products Business	Dec. 31, 2010 JCS Company, Ltd.	Mar. 31, 2010 JCS Company, Ltd.	Dec. 31, 2010 Electro-Motive Diesel	Aug. 31, 2010 Electro-Motive Diesel	Dec. 31, 2010 Electro-Motive Diesel In-process research and development	Aug. 31, 2010 Electro-Motive Diesel In-process research and development
Intangible assets.
Weighted Amortizable Life (Years)	14	15	15	17	18	18	9	10	10	13	11	11
Gross Carrying Amount	$ 1,133			$ 630	$ 396	$ 388	$ 306	$ 211	$ 210	$ 197	$ 130	$ 122
Accumulated Amortization	(346)	(272)	(209)	(108)	(75)	(50)	(166)	(143)	(122)	(72)	(54)	(37)
Net	787	465	511	522	321	338	140	68	88	125	76	85
Additional finite-lived intangible assets resulting from Cat Japan share redemption													54
Finite-lived intangible assets acquired	409													17	17	32	10	10	28	28	12	12	329	329
Total intangible assets, net	805	465	511
Total intangible assets, gross carrying amount	1,151	737	720
Indefinite-lived intangible assets																									18	18
Amortization expense	76	61	61
2011	86
2012	80
2013	73
2014	69
2015	63
Thereafter	$ 434